Annual Fund Operating Expenses - Invesco Dow Jones Industrial Average Dividend ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.07%
Other Expenses	none
Total Annual Fund Operating Expenses	0.07%